Commitments and Contingencies - Summary of Other Contractual Obligations and Contingencies (Detail) $ in Thousands	Dec. 31, 2022 USD ($)	[1]
Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	$ 2,054
Marmato [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	122,000
Santo Domingo [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	260,000
Salobo [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	552,000	[2]
Blackwater [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	141,000
Marathon [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	147,652
Curipamba [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	162,000
Goose [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	62,500
Toroparu [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	138,000
Kutcho [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	58,000
2023 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	852,312
2023 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	876
2023 [member] | Marmato [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	76,000
2023 [member] | Salobo [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	552,000	[2]
2023 [member] | Blackwater [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	70,500
2023 [member] | Marathon [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	59,061
2023 [member] | Curipamba [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	30,375
2023 [member] | Goose [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	62,500
2023 [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,000
2024 - 2025 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	764,894
2024 - 2025 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,178
2024 - 2025 [member] | Marmato [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	46,000
2024 - 2025 [member] | Santo Domingo [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	260,000
2024 - 2025 [member] | Blackwater [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	70,500
2024 - 2025 [member] | Marathon [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	88,591
2024 - 2025 [member] | Curipamba [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	131,625
2024 - 2025 [member] | Toroparu [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	138,000
2024 - 2025 [member] | Kutcho [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	29,000
2026 - 2027 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	29,000
2026 - 2027 [member] | Kutcho [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	29,000
After 2027 [member] | Copper World [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	231,150	[3]
After 2027 [member] | Loma de La Plata [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	32,400
After 2027 [member] | Fenix Gold [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	25,000
Sub-Total [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	414,550
Sub-Total [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	126,000
No scheduled due date [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	2,060,756
No scheduled due date [member] | Copper World [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	231,150	[3]
No scheduled due date [member] | Loma de La Plata [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	32,400
No scheduled due date [member] | Fenix Gold [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	25,000
No scheduled due date [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	$ 127,000

[1]	Projected payment date based on management estimate. Dates may be updated in the future as additional information is received.
[2]	As more fully explained on the following page, assuming the Salobo III expansion project results in throughput being expanded beyond 35 Mtpa by January 1, 2024, the Company would expect to pay an expansion payment of $552 million.
[3]	Copper World Complex (formerly referred to as Rosemont in these financial statements). Figure includes contingent transaction costs of $1 million.